PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT
Schedule of movements in property and equipment and related accumulated depreciation

The movements in property and equipment and related accumulated depreciation during the years ended 31 December 2021 and 2020 were as follows:

	1 January			31 December
	2021	Additions	Disposals	2021

Cost:
Motor vehicles	1,136	1,021	(31)	2,126
Furniture and fixtures (*)	79,774	44,167	(1,419)	122,522
Leasehold improvements	26,985	8,403	—	35,388
Advances given	648	—	(648)	—

Total	108,543	53,591	(2,098)	160,036

Accumulated depreciation:
Motor vehicles	(229)	(273)	31	(471)
Furniture and fixtures	(38,720)	(14,392)	1,039	(52,073)
Leasehold improvements	(12,644)	(4,308)	—	(16,952)

Total	(51,593)	(18,973)	1,070	(69,496)

Net book value	56,950			90,540
(*)	Addition of furniture and fixtures mainly comprise of purchased computers and machine equipment investments in our operation center.

	1 January			31 December
	2020	Additions	Disposals	2020

Cost:
Motor vehicles	398	790	(52)	1,136
Furniture and fixtures	55,395	24,400	(21)	79,774
Leasehold improvements	25,087	1,898	—	26,985
Advances given	—	648	—	648

Total	80,880	27,736	(73)	108,543

Accumulated depreciation:
Motor vehicles	(135)	(132)	38	(229)
Furniture and fixtures	(29,917)	(8,818)	15	(38,720)
Leasehold improvements	(9,166)	(3,478)	—	(12,644)

Total	(39,218)	(12,428)	53	(51,593)

Net book value	41,662			56,950